Accrued Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expense	6. ACCRUED EXPENSE As of September 30, 2020, the Company had accrued expenses of $1,202,372 compared to $714,962, for the year-end December 31, 2019.
6.	ACCRUED EXPENSE
As of December 31, 2019, the Company had accrued expenses of $714,962 compared to $286,598 for the year ended December 31, 2018.